Mary Jo Reilly
215-988-1137 Direct
215-988-2757 Fax
maryjo.reilly@dbr.com

December 31, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The RBB Fund, Inc.
(File Nos. 33-20827 and 811-5519)

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), is a copy of the Company’s Registration Statement on Form N-14 (with exhibits) (the “Registration Statement”).

This filing relates to the proposed acquisition of the assets and liabilities of the Dynamic U.S. Growth Fund of the Scotia Institutional Funds (the “Acquired Fund”) by a newly-created investment portfolio of The RBB Fund, Inc. (the “Acquiring Fund”).  The Combined Proxy Statement and Prospectus contained in this filing will be used in the solicitation of proxies of the shareholders of the Acquired Fund to approve an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of the Acquired Fund will be transferred to the corresponding Acquiring Fund of The RBB Fund, Inc.

This filing is being made pursuant to Rule 488 under the 1933 Act, and it is proposed that the Registration Statement will become effective automatically on January 30, 2013.

The Company has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the Investment Company Act of 1940, as amended.

Please call me with questions or comments concerning this filing at (215) 988-1137.

Sincerely,

/s/ Mary Jo Reilly
Mary Jo Reilly